Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
The Tocqueville Select Fund (Prospectus Summary) | The Tocqueville Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE TOCQUEVILLE SELECT FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Tocqueville Select Fund's (the "Select Fund") primary investment objective is to achieve long-term capital appreciation by investing in a focused group of
		common stocks issued primarily by small and mid-sized U.S. companies.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Select Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Select Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the
Select Fund's performance. During its most recent fiscal year, the Select Fund's
		portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the"Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Select
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Select Fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Select Fund invests in a focused group of approximately 30 common stocks issued primarily by small to mid-sized U.S.
companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers. For the Select
Fund, companies are determined to be small-cap companies based upon the market capitalization of companies that are members of the Russell 2000® Index during the most recent 12-month period and mid-cap companies based upon the market capitalization of companies that are members of the Russell Mid-Cap® Index during the most recent 12-month period. The Select Fund's market capitalization ranges will change over time as Russell adds and deletes companies from the indices mentioned above. To a lesser extent, the Select Fund may invest in other securities, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, the Select Fund may invest up to
25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Select Fund applies a "value approach" to investing, seeking to invest in common stocks that the portfolio managers believe are currently undervalued by the market or that represent special situations. When selecting securities for the Select Fund, the portfolio managers consider factors such as the valuation of individual securities relative to other investment alternatives, trends in corporate profits, corporate cash flow, balance sheet changes, management capability and practices and the economic and political outlook. Although the strengths of a company's balance sheet are important to the portfolio managers'
analysis, the Select Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the company, based on its analysis, is worth more than the market price of the shares. In addition, companies generating free cash flow (defined as earnings, depreciation and deferred income tax in excess of the need for capital expenditures and dividends) will generally be considered attractive. Investment securities may also be assessed upon their earning power, stated asset values and off-balance sheet values. The portfolio managers may dispose of a security if: (i) the price of the security increases above the portfolio managers' target price for that security; (ii) if the portfolio managers believe that other investment opportunities offer the potential for greater capital appreciation or otherwise represent a better relative value; (iii) a company's balance sheet weakens;
(iv) company management is not executing its business plan; (v) the portfolio managers believe that actual or potential deterioration in the issuer's earning power may adversely affect the price of its securities; or (vi) the economic or political outlook for a company changes.

The Select Fund is non-diversified under the 1940 Act, which means that the
Select Fund is not limited under the 1940 Act to a percentage of its assets that it may invest in any one issuer. Because the Select Fund intends to invest in the securities of a limited number of issuers, an investment in the Select Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Select Fund will normally not seek to realize profits by anticipating short-term market movements and, under ordinary circumstances, intends to purchase securities for long-term capital appreciation.

As a temporary defensive measure, the Select Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the portfolio managers deem appropriate. The Select Fund may miss certain investment opportunities if it uses defensive strategies and thus may not
		achieve its investment objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You may lose money by investing in the Select Fund. The Select Fund is subject to the following risks:

o  the stock markets may go down; and

o  a stock or stocks selected for the Select Fund's portfolio may fail to perform as expected.

The Select Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

o  small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

o  small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S.
securities, including:

o  the value of foreign currencies may decline relative to the U.S. dollar;

o  a foreign government may expropriate the Select Fund's assets;

o  political, social or economic instability in a foreign country in which the
   Select Fund invests may cause the value of the Select Fund's investments to decline; and

o  the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Select Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Select Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a great adverse impact on the Select Fund's net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Select Fund?

o  long-term investors with a particular goal, such as saving for retirement;

o  investors who want potential growth over time;

o  investors who can tolerate short-term fluctuations in net asset value ("NAV")
   per share; and

o  investors seeking long-term capital appreciation by investing in a focused group of common stocks issued primarily by small cap companies and mid cap companies.

Keep in mind that mutual fund shares:

o  are not deposits of any bank;

o  are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any
   other government agency; and

o  are subject to investment risks, including the possibility that you could lose
		money.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Select Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table of the Select Fund
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Select Fund is the successor to the Delafield Select Fund, a series of
Natixis Funds Trust II (the "Predecessor Select Fund") pursuant to a reorganization that took place on September 28, 2009. The performance information provided for the periods from September 27, 2008 to September 27,
2009 is historical information for the Predecessor Select Fund's Class Y shares. The Predecessor Select Fund was managed by Reich & Tang Asset
Management, LLC and had most of the same portfolio managers, as well as substantially identical investment objectives and investment strategies as the
Select Fund. The performance information provided for periods prior to September
27, 2008 is historical information for the Reich & Tang Concentrated Portfolio
L.P. ("Limited Partnership"), which was reorganized into the Predecessor Select
Fund on September 26, 2008. In the reorganization of the Limited Partnership, limited partners of the Limited Partnership received Class Y shares of the
Predecessor Select Fund and the Limited Partnership's returns were adjusted to reflect the deduction of the estimated fees and expenses applicable to the
Predecessor Select Fund's Class Y shares based on the projected asset levels for the first year of operations of the Class Y shares of the Predecessor Select
Fund (not taking into account any fee waivers or expense reimbursements). See
"Performance Information" in the Statement of Additional Information ("SAI").
The Limited Partnership was managed using substantially the same investment objectives, policies and restrictions as those used by the Predecessor Select
Fund. However, the Limited Partnership was not registered as an investment company with the SEC. Therefore, it was not subject to the investment restrictions imposed by law on registered mutual funds. If the Limited
Partnership had been registered, its performance may have been adversely affected.

The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund's performance from year to year (on a calendar year basis) and by showing how the Select
Fund's average annual returns for the 1 year, 5 years and 10 years ended
December 31, 2011, compare with those of the Russell 2500® Index and the Russell
2000® Index. Please note that the Select Fund's performance (before and after taxes) is not an indication of how the Select Fund will perform in the future. Updated performance information in available at
		www.tocqueville.com/mutual-funds.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund's performance from year to year (on a calendar year basis) and by showing how the Select Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011, compare with those of the Russell 2500® Index and the Russell 2000® Index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Select Fund's performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 34.76% (for the quarter ended June 30, 2009). The worst performance was -31.04% (for the quarter ended December 31, 2008).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
The Tocqueville Select Fund (Prospectus Summary) | The Tocqueville Select Fund | Russell 2000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
The Tocqueville Select Fund (Prospectus Summary) | The Tocqueville Select Fund | Russell 2500 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
The Tocqueville Select Fund (Prospectus Summary) | The Tocqueville Select Fund | The Tocqueville Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2002	rr_AnnualReturn2002	(7.46%)
Annual Return 2003	rr_AnnualReturn2003	40.14%
Annual Return 2004	rr_AnnualReturn2004	20.85%
Annual Return 2005	rr_AnnualReturn2005	6.00%
Annual Return 2006	rr_AnnualReturn2006	20.38%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(37.62%)
Annual Return 2009	rr_AnnualReturn2009	54.85%
Annual Return 2010	rr_AnnualReturn2010	26.03%
Annual Return 2011	rr_AnnualReturn2011	(7.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.04%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.88%
The Tocqueville Select Fund (Prospectus Summary) | The Tocqueville Select Fund | The Tocqueville Select Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.79%
The Tocqueville Select Fund (Prospectus Summary) | The Tocqueville Select Fund | The Tocqueville Select Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.83%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the "Financial Highlights" section of this prospectus because the Ratio of Expenses to average net assets found in the "Financial Highlights" does not include Acquired Fund Fees and Expenses.